Income Taxes	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income Taxes

17. Income Taxes

(1) The details of income tax expense for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Current tax expense	~~W~~	4,180	~~W~~	3,240
Deferred tax expense (benefit)		(3,036)		—
Income tax expenses	~~W~~	1,144	~~W~~	3,240

(2) Reconciliation between actual income tax expense and the amount computed by applying applicable tax rate to profit before tax for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Profit before income tax	~~W~~	14,458	~~W~~	3,827
Income tax using the statutory tax rate of each country		3,232		700
Adjustments
Non-deductible expenses		136		37
Foreign taxes paid but not utilized as tax credit or recognized as deferred tax asset		3,963		2,819
Utilization of previously unrecognized deferred tax asset		(3,307)		—
Recognition of previously unrecognized deferred tax assets		(3,036)		—
Effect of change foreign currency exchange rate		495		(114)
Others		(339)		(202)
Total adjustments		(2,088)		2,540
Income tax expense	~~W~~	1,144	~~W~~	3,240
Effective tax rate		8%		85%

The weighted average applicable tax rate of the Company was 18.3% (2016: 22.4%). The decrease is mainly due to a change in the profitability of the consolidated entities in the respective countries. The statutory tax rates in Korea and Taiwan, the tax jurisdiction in which the Parent resides, are 22% and 17%, respectively.

(3) Changes in deferred income tax assets (liabilities) recognized in the statements of financial position for the years ended December 31, 2017 and 2016 are as follows:

	December 31, 2017						December 31, 2016
	Beginning balance		Increase (decrease)		Ending balance		Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)						(In millions of Korean won)
Deferred income tax on temporary differences
Deferred tax assets
Intangible assets	~~W~~	198	~~W~~	(109)	~~W~~	89	~~W~~	1,198	~~W~~	(1,000)	~~W~~	198
Other non-current assets		110		(61)		49		74		36		110
Accounts payables		590		850		1,440		176		414		590
Accrued expenses		51		37		88		45		6		51
Deferred revenue		(20)		832		812		487		(507)		(20)
Allowance for doubtful account		271		(54)		217		291		(20)		271
Other non-current liabilities		32		8		40		24		8		32
Investments in subsidiaries		2,747		—		2,747		2,747		—		2,747
Others		68		(40)		28		83		(15)		68
Deferred tax liabilities
Foreign taxes paid		(13)		—		(13)		(13)		—		(13)
Property and equipment		38		(70)		(32)		31		7		38
Sub Total		4,072		1,393		5,465		5,143		(1,071)		4,072
Deferred tax asset for tax losses carryforwards		20,662		(6,660)		14,002		11,082		9,580		20,662
Deferred tax asset for tax credits		6,697		1,393		8,090		10,344		(3,647)		6,697
Unrecognized deferred tax assets		(31,431)		6,910		(24,521)		(26,569)		(4,862)		(31,431)
Deferred tax assets	~~W~~	—	~~W~~	3,036	~~W~~	3,036	~~W~~	—	~~W~~	—	~~W~~	—

The future realizability of deferred income tax assets is assessed by taking into consideration various factors such as the Company's performance, the overall economic environment and industry outlook, expected future earnings and tax credits, As of December 31, 2017, the Company has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of future taxable income. This amount may change if the estimate of future taxable income changes.

(4) Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2017 are as follows:

Year of expiration	Unused loss carryforwards		Unused tax credit carryforwards
2018	~~W~~	—	~~W~~	3,507
2019		—		736
2020		—		544
2021		—		471
2022		—		2,798
2023~2026		58,363		—
Total	~~W~~	58,363	~~W~~	8,056

Temporary differences of Won 10,325 million, Won 18,654 million, and Won 23,129 million are not recognized as deferred income tax assets as of December 31, 2017, 2016, and January 1, 2016. Temporary difference of Won 13,052 million, Won 13,052 million, and Won 11,292 million relating to investments in subsidiaries are not recognized as deferred tax assets as of December 31, 2017, 2016, and January 1, 2016 as they are only realized in the event of disposal of the subsidiary. No such disposal is expected in the foreseeable future.